Goodwill (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Discount rate of pre-tax weighted average cost of capital	13.00%	16.00%
Maximum term of cash flow calculations	5 years
Perpetuity [Member]
Goodwill [Line Items]
Enabling technology products rate used	1.00%
Technology Products [Member]
Goodwill [Line Items]
Enabling technology products rate used	3.00%